Financial instruments - Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 1,847.6	€ 1,742.9
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	21.4	49.1
Total liabilities	(44.9)	(36.9)
Total	(23.5)	12.2
Foreign exchange forward contract | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	3.9	13.4
Total liabilities	(12.1)	(1.5)
Cross currency interest rate swap | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Total assets	17.5	35.7
Total liabilities	(32.8)	(35.4)
Deferred Financing Costs [Member]
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	€ 8.9	€ 10.9